Form N-1A Cover	Apr. 09, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 09, 2025
Prospectus Date	Feb. 28, 2025
Schwab Small-Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SCHWAB CAPITAL TRUST

Schwab® Small-Cap Index Fund
Schwab® U.S. Mid-Cap Index Fund
(each, a fund and collectively, the funds)
Supplement dated April 9, 2025, to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.
a. Under the “Principal Risks” section of the Schwab Small-Cap Index Fund Summary: the “Investment Style Risk” is deleted and replaced in its entirety with the following:
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
a. Under the “Principal Risks” section of the Schwab U.S. Mid-Cap Index Fund Summary: the “Investment Style Risk” is deleted and replaced in its entirety with the following:
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SCHWAB CAPITAL TRUST

Schwab® Small-Cap Index Fund
Schwab® U.S. Mid-Cap Index Fund
(each, a fund and collectively, the funds)
Supplement dated April 9, 2025, to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.
a. Under the “Principal Risks” section of the Schwab Small-Cap Index Fund Summary: the “Investment Style Risk” is deleted and replaced in its entirety with the following:
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
a. Under the “Principal Risks” section of the Schwab U.S. Mid-Cap Index Fund Summary: the “Investment Style Risk” is deleted and replaced in its entirety with the following:
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.